Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-3

Collection Period	03/01/20-03/31/20
Determination Date	4/10/2020
Distribution Date	4/15/2020

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-03.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$211,092,242.32
2.	Collections allocable to Principal		$13,708,549.38
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$560,114.10
5.	Pool Balance on the close of the last day of the related Collection Period		$196,823,578.84
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		30,334
7.	Initial Pool Balance		$1,250,000,036.00
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2 Note Balance	$0.00	$0.00
	c. Class A-3 Note Balance	$0.00	$0.00
	d. Class A-4 Note Balance	$125,472,242.14	$111,203,578.66
	e. Class B Note Balance	$35,000,000.00	$35,000,000.00
	f. Class C Note Balance	$25,000,000.00	$25,000,000.00
	g. Class D Note Balance	$19,370,000.00	$19,370,000.00
	h. Note Balance (sum a - g)	$204,842,242.14	$190,573,578.66
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2 Note Pool Factor	0.0000000	0.0000000
	c. Class A-3 Note Pool Factor	0.0000000	0.0000000
	d. Class A-4 Note Pool Factor	0.9605163	0.8512867
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	0.1638738	0.1524589
10.	Overcollateralization Target Amount		$6,250,000.18
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$6,250,000.18
12.	Weighted Average Coupon		7.96%
13.	Weighted Average Original Term	months	68.70
14.	Weighted Average Remaining Term	months	21.68
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$1,340,272.96
	b. Liquidation Proceeds allocable to Finance Charge		$3,524.64
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$1,343,797.60
16.	Principal:
	a. Collections allocable to Principal		$13,708,549.38
	b. Liquidation Proceeds allocable to Principal		$344,752.23
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$14,053,301.61

17.	Total Finance Charge and Principal Collections (15d + 16d)	$15,397,099.21
18.	Interest Income from Collection Account	$10,042.47
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$15,407,141.68
Available Funds
21.	Available Collections	$15,407,141.68
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$15,407,141.68
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$175,910.20
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$175,910.20
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2 Monthly Interest	$0.00
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$0.00
	i. Class A-3 Monthly Interest	$0.00
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$0.00
	m. Class A-4 Monthly Interest	$167,296.32
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$167,296.32
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$55,416.67
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$55,416.67
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$45,833.33
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$45,833.33
32.	Tertiary Principal Distributable Amount	$0.00

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$47,456.50
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$47,456.50
34.	Quaternary Principal Distributable Amount	$8,018,663.30
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$8,510,576.32
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,250,000.18
38.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
39.	Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$1,343,797.60
	b. Total Daily Deposits of Principal Collections	$14,053,301.61
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$10,042.47
	e. Total Deposits to Collection Account (sum a - d)	$15,407,141.68
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$175,910.20
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$14,584,666.30
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$646,565.18
	f. Total Withdrawals from Collection Account (sum a - e)	$15,407,141.68
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2 Interest Distribution	$0.00
	c. Class A-3 Interest Distribution	$0.00
	d. Class A-4 Interest Distribution	$167,296.32
	e. Class B Interest Distribution	$55,416.67
	f. Class C Interest Distribution	$45,833.33
	g. Class D Interest Distribution	$47,456.50
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$14,268,663.48
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$14,584,666.30
44.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2 Distribution	$0.00
	c. Class A-3 Distribution	$0.00
	d. Class A-4 Distribution	$14,435,959.80
	e. Class B Distribution	$55,416.67
	f. Class C Distribution	$45,833.33
	g. Class D Distribution	$47,456.50
	h. Total Withdrawals from Note Payment Account (sum a - g)	$14,584,666.30

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$646,565.18
	b. Reserve Account surplus (Ln 55)	$2,199.70
	c. Total Deposits to Certificate Payment Account (sum a - b)	$648,764.88
46.	Withdrawals
	a. Certificateholder Distribution	$648,764.88
	b. Total Withdrawals from Certificate Payment Account	$648,764.88
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,125,000.09	$3,125,000.09
	b. Note Balance	$190,573,578.66
48.	Required Reserve Account Amount	$3,125,000.09
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,125,000.09
50.	Investment Earnings	$2,199.70
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,127,199.79
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$2,199.70
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,125,000.09
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$175,910.20
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$14,584,666.30
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$646,565.18
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$2,199.70
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$0.00
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$14,435,959.80
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$55,416.67
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$45,833.33
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$47,456.50
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$648,764.88

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	932	$8,643,320.29
	b. 61 to 90 days past due	390	$3,724,327.53
	c. 91 to 120 days past due	92	$788,382.46
	d. 121 or more days past due	2	$29,695.54
	e. Total Past Due (sum a - d)	1,416	$13,185,725.82
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)		6.6993%

73.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	72	$560,114.10
75.	Recoveries	222	$348,276.87
76.	Net Losses (Ln 74 - Ln 75)		$211,837.23
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 76 / Ln 1)		0.1004%

Cumulative Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	4,144	$55,933,386.13
79.	Recoveries	3,471	$24,737,221.11
80.	Cumulative Net Losses (Ln 78 - Ln 79)		$31,196,165.02
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 80 / Ln 7)		2.4957%
82.	Average Net Loss on Defaulted Receivables		$7,528.03

Other Servicing Information

83.	Principal Balance of Receivables extended during the Collection Period		$7,328,447.52
84.	Pool Balance on the close of the last day of the preceding Collection Period		$211,092,242.32
85.	Ratio of extensions to pool balance (Ln 83 / Ln 84)		3.47%

Servicer Covenant
86.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,678,310,000.00
87.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on April 10, 2020.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer